Cumulative Preferred Stock (Characteristics of the First Preferred Shares) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2013
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Initial Yield	4.40%
Annual Dividend Per Share	$ 0.6388
Earliest Redemption and/or Conversion Option Date	Aug. 15, 2020
Preferred Stock, Redemption Price Per Share	$ 25
Right to Convert on a one for one basis	1
Series A Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Initial Yield	1.84%
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Initial Yield	4.10%
Annual Dividend Per Share	$ 1.1802	$ 1.025
Earliest Redemption and/or Conversion Option Date	Aug. 15, 2023
Preferred Stock, Redemption Price Per Share	$ 25
Right to Convert on a one for one basis	1
Series C Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Initial Yield	2.65%
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Initial Yield	4.25%
Annual Dividend Per Share	$ 1.0625
Earliest Redemption and/or Conversion Option Date	Feb. 15, 2020
Preferred Stock, Redemption Price Per Share	$ 25
Right to Convert on a one for one basis	1
Series F Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Initial Yield	2.63%
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Initial Yield	2.393%
Earliest Redemption and/or Conversion Option Date	Aug. 15, 2020
Preferred Stock, Redemption Price Per Share	$ 25
Right to Convert on a one for one basis	1
Series B Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Initial Yield	1.84%
Series H Preferred Stock [Member}
Class of Stock [Line Items]
Initial Yield	4.90%
Annual Dividend Per Share	$ 1.225
Earliest Redemption and/or Conversion Option Date	Aug. 15, 2023
Preferred Stock, Redemption Price Per Share	$ 25
Right to Convert on a one for one basis	1
Series H Preferred Stock [Member} | Minimum [Member]
Class of Stock [Line Items]
Initial Yield	4.90%
Series I Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Initial Yield	2.54%
Perpetual fixed rate Series E Preferred Stock [Member]
Class of Stock [Line Items]
Initial Yield	4.50%
Annual Dividend Per Share	$ 1.125
Preferred Stock, Redemption Price Per Share	$ 26